CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows from Operating Activities:
Net income	$ 156,857	$ 163,259
Adjustment to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,641,366)	(697,289)
Change in fair value of due to non-redeeming stockholders	471,189
Changes in operating assets and liabilities:
Prepaid expenses	73,484	130,158
Accrued expenses	508,696	72,077
Income taxes payable	(369,538)	117,471
Net cash used in operating activities	(1,800,678)	(214,324)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	1,296,148
Cash withdrawn from Trust Account in connection with redemption	93,010,772
Net cash provided by investing activities	94,306,920
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	250,000	250,000
Payments to non-redeeming stockholders	(320,000)
Redemption of common stock	(93,010,772)
Net cash used in financing activities	(93,080,772)
Net Change in Cash	(574,530)	(214,324)
Cash - Beginning of period	687,471	898,895
Cash - End of period	112,941	684,571
Non-cash financing activities:
Change in value of Class A common stock subject to possible redemption	1,792,959	$ 442,365
Excise taxes on stock redemption	930,108
Supplemental information
Income taxes paid	$ 1,089,370